CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncurrent assets
Intangible assets	€ 541,000	€ 568,000	€ 770,000
Property, plant and equipment	9,125,000	7,385,000	3,196,000
Deferred tax assets	225,000
Investments accounted for using the equity method	1,425,000
Other non-current assets	10,055,000	1,668,000	2,442,000
Total non-current assets	21,371,000	9,621,000	6,408,000
Current assets
Inventories	417,000	373,000	392,000
Trade receivables and others	3,807,000	0	4,000,000
Tax receivables	5,352,000	6,007,000	4,373,000
Other current assets	11,696,000	13,267,000	20,260,000
Cash and cash equivalents	26,918,000	86,736,000	86,553,000
Total current assets	48,189,000	106,383,000	115,578,000
Total assets	69,561,000	116,004,000	121,985,000
Shareholders' equity
Share capital	521,158.07	421,000	409,000
Premiums related to share capital	201,862,000	173,886,000	165,072,000
Reserves	(124,584,000)	(74,286,000)	(26,815,000)
Translation reserve	596,000	(271,000)	(164,000)
Net loss for the period	(110,426,000)	(54,274,000)	(49,635,000)
Total Shareholders' equity	(32,032,000)	45,476,000	88,866,000
Noncurrent liabilities
Long-term debt	32,181,000	28,663,000	8,837,000
Long-term debt - derivatives	10,265,000	9,876,000
Royalty certificates liabilities	6,327,000	0	0
Provisions for retirement benefit obligations	1,559,000	1,234,000	1,429,000
Long-term contract liabilities	70,000	55,000
Other non-current liabilities	1,032,000
Total non-current liabilities	51,434,000	39,827,000	10,266,000
Current liabilities
Shortterm debt	5,308,000	5,851,000	1,282,000
Short-term provisions			180,000
Trade payables	37,679,000	19,359,000	14,602,000
Short-term contract liabilities	6,000	6,000
Other current liabilities	7,165,000	5,485,000	6,789,000
Total current liabilities	50,158,000	30,701,000	22,853,000
Total liabilities	101,592,000	70,528,000	33,119,000
Total liabilities and shareholders' equity	€ 69,561,000	€ 116,004,000	€ 121,985,000